TCW Funds, Inc.

TCW High Yield Bond Fund – Class I and Class N

Supplement dated December 27, 2012 to the

Class I and Class N Prospectus dated February 28, 2012, as Amended May 31, 2012

Effective January 1, 2013, TCW Investment Management Company (the "Advisor") will contractually reduce the management fees for the TCW High Yield Bond Fund (the "Fund") from 0.75% to 0.45% of average net asset value.

The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.75% of average daily net assets with respect to Class N shares and 0.50% of average daily net assets with respect to Class I shares. This contractual fee waiver/expense reimbursement is for the period January 1, 2013 through February 28, 2014.

Accordingly, effective January 1, 2013, the Annual Fund Operating Expenses and Example tables under the section entitled “Fees and Expenses of the Fund” on page 48 of the Prospectus are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees[1]	0.45%	0.45%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.31%	0.38%
Total fund operating expenses	0.76%	1.08%
Fee Waiver [and/or Expense Reimbursement][2]	0.26%	0.33%
Net Expenses[2]	0.50%	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$51	$217	$397	$918
N	$77	$311	$563	$1,287

[1]	Adjusted to reflect a decrease in the Management fees effective January 1, 2013.

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.75% of average daily net assets with respect to Class N shares and 0.50% of average daily net assets with respect to Class I shares. This contractual fee waiver/expense reimbursement is for the period January 1, 2013 through February 28, 2014. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Additionally, effective January 1, 2013, the Annual Management Fee (As Percent of Average Net Asset Value) for the TCW High Yield Bond Fund as contained in the table under the section entitled "Advisory Agreement" on pages 80 and 81 of the Prospectus is restated to be 0.45%.